UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   29-Apr-04

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          148

Form 13F Information Table Value Total:      $137,108

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1227 14982.000SH       SOLE                  350.000         14632.000
                                                                98 1200.000 SH       DEFINED 0001091923                     1200.000
AFLAC Inc.                     COM              001055102     4257 106046.000SH      SOLE                 2600.000        103446.000
                                                               246 6125.000 SH       DEFINED 0001091923                     6125.000
Abbott Laboratories            COM              002824100      384 9350.000 SH       SOLE                                   9350.000
                                                                41 1000.000 SH       DEFINED 0001091923                     1000.000
Affiliated Computer Services I COM              008190100      254 4900.000 SH       SOLE                                   4900.000
                                                                16  300.000 SH       DEFINED 0001091923                      300.000
Alberto Culver Co CL A         COM              013068101      221 5045.000 SH       SOLE                                   5045.000
                                                                22  500.000 SH       DEFINED 0001091923                      500.000
Amerada Hess Corp.             COM              023551104      916 14032.000SH       SOLE                  890.000         13142.000
                                                                46  705.000 SH       DEFINED 0001091923                      705.000
American Express Co.           COM              025816109     3202 61746.223SH       SOLE                 1885.000         59861.223
                                                                89 1725.000 SH       DEFINED 0001091923                     1725.000
American Intl Grp.             COM              026874107     3284 46024.027SH       SOLE                 1575.000         44449.027
                                                               189 2654.000 SH       DEFINED 0001091923                     2654.000
Amgen                          COM              031162100      370 6369.000 SH       SOLE                                   6369.000
                                                                76 1300.000 SH       DEFINED 0001091923                     1300.000
Anheuser-Busch Co.             COM              035229103     3282 64361.000SH       SOLE                 1660.000         62701.000
                                                               139 2720.000 SH       DEFINED 0001091923                     2720.000
Auto Data Processing           COM              053015103      545 12980.000SH       SOLE                                  12980.000
                                                                34  800.000 SH       DEFINED 0001091923                      800.000
Avery Dennison Corp.           COM              053611109      282 4530.000 SH       SOLE                                   4530.000
                                                                25  400.000 SH       DEFINED 0001091923                      400.000
BP Amoco ADR                   ADR              055622104      124 2414.000 SH       SOLE                                   2414.000
                                                               135 2646.000 SH       DEFINED 0001091923                     2646.000
Bank of America Corp.          COM              060505104     3536 43660.000SH       SOLE                 1275.000         42385.000
                                                              1469 18141.000SH       DEFINED 0001091923                    18141.000
Bear Stearns Cos. Inc.         COM              073902108     2518 28720.000SH       SOLE                 1225.000         27495.000
                                                                28  325.000 SH       DEFINED 0001091923                      325.000
Bellsouth Corp.                COM              079860102      267 9637.000 SH       SOLE                  306.000          9331.000
Block (H. & R.)                COM              093671105     1878 36805.000SH       SOLE                 1255.000         35550.000
                                                                 8  150.000 SH       DEFINED 0001091923                      150.000
Cintas Corp.                   COM              172908105      615 14150.000SH       SOLE                                  14150.000
                                                                39  900.000 SH       DEFINED 0001091923                      900.000
Cisco Systems, Inc.            COM              17275R102      228 9683.000 SH       SOLE                                   9683.000
                                                                 4  160.000 SH       DEFINED 0001091923                      160.000
Citigroup, Inc.                COM              172967101     2095 40515.852SH       SOLE                 3960.000         36555.852
                                                                59 1150.000 SH       DEFINED 0001091923                     1150.000
Coca Cola Company              COM              191216100      276 5480.000 SH       SOLE                                   5480.000
                                                               211 4200.000 SH       DEFINED 0001091923                     4200.000
Colgate Palmolive              COM              194162103     3246 58915.320SH       SOLE                 1435.000         57480.320
                                                                80 1450.000 SH       DEFINED 0001091923                     1450.000
Crompton Corp.                 COM              227116100      266 41700.000SH       SOLE                 2000.000         39700.000
Danaher Corp.                  COM              235851102     3218 34465.000SH       SOLE                 1225.000         33240.000
                                                               157 1685.000 SH       DEFINED 0001091923                     1685.000
Disney (Walt) Holding Co.      COM              254687106      264 10580.000SH       SOLE                                  10580.000
                                                                92 3680.000 SH       DEFINED 0001091923                     3680.000
EMC Corp-Mass                  COM              268648102      277 20355.000SH       SOLE                  400.000         19955.000
                                                                23 1710.000 SH       DEFINED 0001091923                     1710.000
Ecolab Inc.                    COM              278865100     1715 60097.000SH       SOLE                 1475.000         58622.000
                                                                47 1663.000 SH       DEFINED 0001091923                     1663.000
Electronic Arts, Inc.          COM              285512109      215 4005.000 SH       SOLE                                   4005.000
                                                                31  575.000 SH       DEFINED 0001091923                      575.000
Electronic Data Systems, Corp. COM              285661104      463 23950.000SH       SOLE                                  23950.000
                                                                29 1500.000 SH       DEFINED 0001091923                     1500.000
Emerson Electric Company       COM              291011104      426 7115.000 SH       SOLE                                   7115.000
Exxon Mobil Corp.              COM              30231G102     1947 46804.000SH       SOLE                                  46804.000
                                                               887 21320.000SH       DEFINED 0001091923                    21320.000
First Data                     COM              319963104     1003 23800.000SH       SOLE                                  23800.000
                                                                89 2100.000 SH       DEFINED 0001091923                     2100.000
Franklin Resources, Inc.       COM              354613101     3100 55678.000SH       SOLE                 1675.000         54003.000
                                                                67 1210.000 SH       DEFINED 0001091923                     1210.000
General Electric Co.           COM              369604103     4975 163009.843SH      SOLE                 3015.000        159994.843
                                                               712 23340.000SH       DEFINED 0001091923                    23340.000
Gillette Co. Com.              COM              375766102     2864 73245.000SH       SOLE                 2935.000         70310.000
                                                               207 5300.000 SH       DEFINED 0001091923                     5300.000
GlaxoSmithKline ADR            ADR              37733W105      612 15321.000SH       SOLE                                  15321.000
                                                               123 3076.000 SH       DEFINED 0001091923                     3076.000
Gold Banc Corp.                COM              379907108       82 5000.000 SH       SOLE                                   5000.000
                                                               214 13154.000SH       DEFINED 0001091923                    13154.000
Home Depot                     COM              437076102      381 10184.881SH       SOLE                                  10184.881
                                                               399 10670.000SH       DEFINED 0001091923                    10670.000
Honeywell International Inc.   COM              438516106      365 10780.000SH       SOLE                                  10780.000
                                                               146 4300.000 SH       DEFINED 0001091923                     4300.000
IBM Corp.                      COM              459200101     1437 15647.000SH       SOLE                  500.000         15147.000
                                                               380 4135.000 SH       DEFINED 0001091923                     4135.000
Intel Corp                     COM              458140100     2851 104829.237SH      SOLE                 4640.000        100189.237
                                                               262 9630.000 SH       DEFINED 0001091923                     9630.000
Intuit, Inc.                   COM              461202103     2197 49226.000SH       SOLE                 1495.000         47731.000
                                                                93 2075.000 SH       DEFINED 0001091923                     2075.000
Jefferson Pilot Corp.          COM              475070108     3008 54687.395SH       SOLE                 2135.000         52552.395
                                                                36  650.000 SH       DEFINED 0001091923                      650.000
Johnson & Johnson              COM              478160104     1235 24340.000SH       SOLE                                  24340.000
                                                                75 1475.000 SH       DEFINED 0001091923                     1475.000
Kraft Foods, Inc.              COM              50075N104      957 29906.000SH       SOLE                 1560.000         28346.000
                                                                74 2300.000 SH       DEFINED 0001091923                     2300.000
Marriott Intl Inc New CL A     COM              571903202      260 6100.000 SH       SOLE                                   6100.000
McGraw-Hill Inc.               COM              580645109     4143 54411.000SH       SOLE                 1515.000         52896.000
                                                               129 1695.000 SH       DEFINED 0001091923                     1695.000
McKesson HBOC, Inc.            COM              58155Q103     1144 38030.000SH       SOLE                 1855.000         36175.000
Merck & Co.                    COM              589331107     2415 54647.000SH       SOLE                 1815.000         52832.000
                                                                43  975.000 SH       DEFINED 0001091923                      975.000
Microsoft Corp.                COM              594918104     4017 161145.922SH      SOLE                 4420.000        156725.922
                                                               173 6950.000 SH       DEFINED 0001091923                     6950.000
Office Depot Inc.              COM              676220106      998 53050.000SH       SOLE                 4025.000         49025.000
                                                                 8  400.000 SH       DEFINED 0001091923                      400.000
Omnicom Group                  COM              681919106      803 10010.000SH       SOLE                                  10010.000
                                                               110 1375.000 SH       DEFINED 0001091923                     1375.000
PepsiCo Inc.                   COM              713448108     2561 47563.000SH       SOLE                 1656.000         45907.000
                                                               516 9575.000 SH       DEFINED 0001091923                     9575.000
Pfizer Inc.                    COM              717081103     4458 127187.766SH      SOLE                 3585.000        123602.766
                                                               407 11600.000SH       DEFINED 0001091923                    11600.000
Pitney-Bowes Inc.              COM              724479100      501 11750.000SH       SOLE                                  11750.000
                                                                77 1800.000 SH       DEFINED 0001091923                     1800.000
Procter & Gamble Co.           COM              742718109     1264 12055.000SH       SOLE                                  12055.000
                                                                42  400.000 SH       DEFINED 0001091923                      400.000
Quest Diagnostics              COM              74834l100      297 3580.000 SH       SOLE                                   3580.000
                                                                25  300.000 SH       DEFINED 0001091923                      300.000
SBC Communications             COM              78387g103     1100 44840.616SH       SOLE                 3281.616         41559.000
                                                                44 1800.000 SH       DEFINED 0001091923                     1800.000
Schlumberger Ltd.              COM              806857108     3006 47080.654SH       SOLE                 1575.000         45505.654
                                                                66 1040.000 SH       DEFINED 0001091923                     1040.000
Siebel Systems                 COM              826170102      224 19400.000SH       SOLE                                  19400.000
                                                                 9  800.000 SH       DEFINED 0001091923                      800.000
Sigma Aldrich Corp.            COM              826552101     1163 21006.000SH       SOLE                  875.000         20131.000
                                                                55 1000.000 SH       DEFINED 0001091923                     1000.000
Sony Corp. ADR American SHS Ne ADR              835699307     1822 43580.000SH       SOLE                 2225.000         41355.000
                                                                80 1925.000 SH       DEFINED 0001091923                     1925.000
Southern Company               COM              842587107     3453 113206.151SH      SOLE                 2505.000        110701.151
                                                               414 13565.000SH       DEFINED 0001091923                    13565.000
Stryker Corp.                  COM              863667101     6261 70725.000SH       SOLE                 1580.000         69145.000
                                                               240 2715.000 SH       DEFINED 0001091923                     2715.000
Telefonos De Mexico SA ADR Rep ADR              879403780      562 16112.000SH       SOLE                  450.000         15662.000
                                                                13  375.000 SH       DEFINED 0001091923                      375.000
Texas Instruments Inc.         COM              882508104      514 17575.009SH       SOLE                 1015.000         16560.009
                                                                 4  125.000 SH       DEFINED 0001091923                      125.000
Tidewater, Inc.                COM              886423102     1342 47701.000SH       SOLE                 2120.000         45581.000
                                                                22  785.000 SH       DEFINED 0001091923                      785.000
Transocean Sedco Forex, Inc.   COM              G90078109      834 29890.000SH       SOLE                 1385.000         28505.000
                                                                14  485.000 SH       DEFINED 0001091923                      485.000
US BANCORP DEL COM NEW         COM              902973304      277 10000.000SH       DEFINED 0001091923                    10000.000
United Technologies Corp.      COM              913017109     1553 18000.000SH       SOLE                  950.000         17050.000
                                                                95 1100.000 SH       DEFINED 0001091923                     1100.000
Unizan Financial Corp.         COM              91528W101      224 9000.000 SH       SOLE                                   9000.000
Verizon Communications         COM              92343V104      525 14379.000SH       SOLE                  480.000         13899.000
                                                                81 2208.931 SH       DEFINED 0001091923                     2208.931
Vishay Intertechnology         COM              928298108      873 40905.000SH       SOLE                 2625.000         38280.000
                                                                 5  250.000 SH       DEFINED 0001091923                      250.000
Wachovia Corp New              COM              929903102      348 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     6310 105721.000SH      SOLE                 2365.000        103356.000
                                                               260 4350.000 SH       DEFINED 0001091923                     4350.000
Walgreen Company               COM              931422109     1755 53273.000SH       SOLE                 1680.000         51593.000
                                                               145 4390.000 SH       DEFINED 0001091923                     4390.000
Washington Mutual, Inc.        COM              939322103     1381 32346.000SH       SOLE                 1125.000         31221.000
                                                                89 2075.000 SH       DEFINED 0001091923                     2075.000
Weyerhaeuser Co.               COM              962166104     3376 51544.000SH       SOLE                 1975.000         49569.000
                                                               113 1725.000 SH       DEFINED 0001091923                     1725.000
